Fair value (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value of financial assets [abstract]
Disclosure of fair value measurement of assets [text block]
	Carrying value			Fair value
in 000€	2017	2016	2015	2017	2016	2015
Financial assets
Loans and receivables measured at amortized cost
Trade receivables (current)	35,582	27,479	22,843	35,582	27,479	22,843
Other financial assets (non-current)	1,221	388	356	1,221	388	356
Other current non-trade receivables	3,538	2,312	1,751	3,757	2,312	1,751
Cash & cash equivalents	43,175	55,912	50,726	43,175	55,912	50,726
Total loans and other receivables	83,516	86,091	75,676	83,735	86,091	75,676
Derivatives	218	−	−	218	−	−
Total finacial assets measured at fair value	218	−	−	218	−	−

Disclosure of fair value measurement of liabilities [text block]
	Carrying value			Fair value
in 000€	2017	2016	2015	2017	2016	2015
Financial liabilities measured at amortized cost
Loans & Borrowings	94,557	33,806	21,089	95,351	34,619	21,449
Trade payables	15,670	13,400	9,712	15,670	13,400	9,712
Other liabilities	1,741	794	1,345	1,741	794	1,345
Total financial liabilities measured at amortized cost	111,968	48,000	32,146	112,762	48,813	32,506
Financial liabilities measured at fair value
Contingent consideration	905	909	1,310	905	909	1,310
Written put option on NCI	788	735	673	788	735	673
Derivatives	8	−	−	8	−	−
Total financial liability measured at fair value	1,701	1,644	1,983	1,701	1,644	1,983
Total non-current	83,840	30,071	18,798	84,454	30,714	19,259
Total current	29,829	19,573	15,331	30,009	19,743	15,230